SCHEDULE OF FINANCIAL ASSETS MEASURED FAIR VALUE THROUGH PROFIT AND LOSS (Details) - CAD ($)	Sep. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Equity securities in investee companies	$ 21,428	$ 14,286
Derivative liability	(3,037,087)	(2,198,121)
Total	(3,015,659)	(2,183,835)
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Equity securities in investee companies	21,428	14,286
Derivative liability
Total	21,428	14,286
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Equity securities in investee companies
Derivative liability	(3,037,087)	(2,198,121)
Total	$ (3,037,087)	$ (2,198,121)